Investments	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about investment property [abstract]
Investments
9. Investments

	2025			2024
	Current	Non Current	Total	Current	Non Current	Total
Investment at amortized cost
Time deposits	$695,840	$105,000	$800,840	$288,387	$108,000	$396,387
Bonds	190,844	143,757	334,601	190,355	141,459	331,814
	886,684	248,757	1,135,441	478,742	249,459	728,201
Allowance for expected credit losses	(607)	(178)	(785)	(580)	(523)	(1,103)
	886,077	248,579	1,134,656	478,162	248,936	727,098
Investment at fair value through profit or loss
Investment funds	69,527	—	69,527	107,757	—	107,757
	$955,604	$248,579	$1,204,183	$585,919	$248,936	$834,855

Investments at amortized cost include time deposits, and bonds which include, zero coupon bonds and listed corporate bonds. The majority of the investments are denominated in U.S. dollar, as a result, there is no exposure to foreign currency risk. There is also no exposure to price risk as the investments will be held to maturity.
Time deposits earned interest based on rates determined by the banks in which the instruments are held. The use of these instruments before its maturity date depends on the cash requirements of the Company.
As of December 31, 2025, the Company has pledged $8.3 million of its time deposits in order to fulfil the collateral requirements for some lease and airport contracts (2024: $5.9 million).
Listed corporate bonds, have interest rates ranging between 1.23% and 6.41% (2024: between 1.15% and 7.95%).
The information about the expected credit loss over these financial assets is disclosed in Note 28.3
Investments at fair value through profit or loss (“FVPL”) include investments in listed equity shares of an investment fund. Fair values of these equity shares are determined by reference to published price quotations in an active market. During 2025, the Company recognized a net gain on instruments at FVPL of $6.5 million (2024: $5.9 million net gain, 2023: $6.3 million net gain) recorded under “Other net non-operating income (expense)” in the accompanying consolidated statement of profit or loss.
For information about the methods and assumptions used in determining fair value see Note 28.6.